Note 8 - Short-Term Borrowings and Long-Term Debt	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

NOTE 8:  SHORT-TERM BORROWINGS AND LONG-TERM DEBT

Debt and related maturities and interest rates were as follows at December 31, 2015 and 2014:

				As of December 31,
(in millions)				2015	2014
	Type	Maturity	Weighted-Average Effective Interest Rate	Carrying Value	Carrying Value
Current portion:
	Term note	2016	7.56%	$4	$4
	Credit line	2015	2.42%	—	1
				4	5
Non-current portion:
	Term note	2019	7.56%	400	403
	Term note	2020	11.04%	270	269
	Other	Various	6.07%	3	—
				673	672
				$677	$677

Annual maturities of debt outstanding at December 31, 2015, were as follows:

(in millions)	Carrying Value	Maturity Value
2016	$4	$4
2017	4	4
2018	4	4
2019	392	397
2020	271	276
2021 and thereafter	2	2
Total	$677	$687

On September 3, 2013, the Company entered into (i) a Senior Secured First Lien Term Credit Agreement (the “First Lien Term Credit Agreement”) with the lenders party thereto (the “First Lien Lenders”), JPMorgan Chase Bank, N.A. as administrative agent, and J.P. Morgan Securities LLC, Barclays Bank PLC, and Merrill Lynch, Pierce, Fenner & Smith Inc. as joint lead arrangers and joint bookrunners, and (ii) a Senior Secured Second Lien Term Credit Agreement (the “Second Lien Term Credit Agreement,” and together with the First Lien Term Credit Agreement, the “Term Credit Agreements”), with the lenders party thereto (the “Second Lien Lenders,” and together with the First Lien Lenders, the “Term Credit Lenders”), Barclays Bank PLC as administrative agent, and J.P. Morgan Securities LLC, Barclays Bank PLC and Merrill Lynch, Pierce, Fenner & Smith Inc. as joint lead arrangers and joint bookrunners.  Additionally, the Company and its U.S. subsidiaries (the “Subsidiary Guarantors”) entered into an Asset Based Revolving Credit Agreement (the “ABL Credit Agreement” and together with the Term Credit Agreements, the “Credit Agreements”) with the lenders party thereto (the “ABL Lenders” and together with the First Lien Lenders and the Second Lien Lenders, the “Lenders”) and Bank of America N.A. as administrative agent and collateral agent, Barclays Bank PLC as syndication agent and Merrill Lynch, Pierce, Fenner & Smith Inc., Barclays Bank PLC and J.P. Morgan Securities LLC as joint lead arrangers and joint bookrunners.  Pursuant to the terms of the Credit Agreements, the Term Credit Lenders provided the Company with term loan facilities in an aggregate principal amount of $695 million, consisting of $420 million of first-lien term loans (the “First Lien Loans”) and $275 million of second-lien term loans (the “Second Lien Loans”).  Net proceeds from the Term Credit Agreements were $664 million ($695 million aggregate principal less $15 million stated discount and $16 million in debt transaction costs).  The ABL Lenders will make available asset-based revolving loans in an amount of up to $200 million (the “ABL Loans”). The maturity date of the loans made under the Term Credit Agreements is the earlier to occur of (i) September 3, 2019 (in case of First Lien Loans) or September 3, 2020 (in case of Second Lien Loans) and (ii) the acceleration of such loans due to an event of default (as defined in the Term Credit Agreements).  The maturity date of the loans made under the ABL Credit Agreement is the earlier to occur of (i) September 3, 2018 and (ii) the date of termination of the commitments in accordance with the terms of the ABL Credit Agreement.  The ABL Credit Agreement also provides for the issuance of letters of credit of up to a sublimit of $150 million.  The Company has issued approximately $118 million of letters of credit under the ABL Credit Agreement as of December 31, 2015.  Under the ABL Loan’s borrowing base calculation, the Company had approximately $16 million and $29 million Borrowing Base Availability (as defined in the ABL Credit Agreement) under the revolving credit facility as of December 31, 2015 and December 31, 2014, respectively.  Availability is subject to the borrowing base calculation, reserves and other limitations.

The Credit Agreements limit, among other things, the Company’s and the Subsidiary Guarantors’ ability to (i) incur indebtedness, (ii) incur or create liens, (iii) dispose of assets, (iv) make restricted payments (including dividend payments, et al.) and (v) make investments.  Events of default under the Credit Agreements include, among others, failure to pay any loan, interest or other amount due under the applicable credit agreement, breach of specific covenants and a change of control of the Company.  Upon an event of default, the applicable lenders may declare the outstanding obligations under the applicable credit agreement to be immediately due and payable and exercise other rights and remedies provided for in such credit agreement.

Under the ABL Credit Agreement, Kodak is required to maintain a minimum Fixed Charge Coverage Ratio (as defined in the ABL Credit Agreement) of 1.00 to 1.00 when Excess Availability is less than 15% of lender commitments (springing covenant).  As of December 31, 2015 15% of lender commitments and Excess Availability were $30 million and $31 million, respectively.  Excess Availability is equal to the sum of (i) 85% of the amount of the Eligible Receivables less a Dilution Reserve, (ii) the lesser of 85% of Net Orderly Liquidation Value or 75% of the Eligible Inventory (iii) Eligible Equipment (iv) Eligible Cash and (v) Qualified Cash (not to exceed $15 million) less (i) Rent and Charges Reserves, (ii) Principal Outstanding, (iii) Letters of Credit and (iv) an Availability Block (each item as defined in the ABL Credit Agreement).

As of December 31, 2015 and 2014, Kodak had funded $30 million and $20 million, respectively, to the Eligible Cash account, held with the ABL Credit Agreement Administrative Agent, which is classified as Restricted cash in the Consolidated Statement of Financial Position, and an additional $15 million of Qualified Cash as of December 31, 2015 and 2014 in an unrestricted cash account, supporting the Excess Availability amount.  If Excess Availability falls below 15% of lender commitments ($30 million as of both December 31, 2015 and 2014), Kodak may, in addition to the requirement to be in compliance with the minimum Fixed Charge Coverage Ratio, become subject to cash dominion control.  Since Excess Availability was greater than 15% of lender commitments at both December 31, 2015 and 2014, Kodak is not required to have a minimum Fixed Charges Coverage Ratio of 1.0 to 1.0.  As of December 31, 2015 Kodak was in compliance with all the covenants under the ABL Credit Agreement and had Kodak been required to have Fixed Charge Coverage Ratio of 1.0 to 1.0 EBITDA, as defined in the ABL Credit agreement, exceeded Fixed Charges by approximately $17 million, excluding the Prosper Business being reflected as a discontinued operation for purposes of calculating the Fixed Charge Coverage Ratio. If the calculation of the Fixed Charge Coverage Ratio included the Prosper Business as a discontinued operation as of December 31, 2015, Kodak’s EBITDA, as defined in the ABL Credit Agreement, would have exceeded Fixed Charges by approximately $56 million.

The First Lien Loans bear interest at the rate of LIBOR plus 6.25% per annum, with a LIBOR floor of 1% or Alternate Base Rate (as defined in the First Lien Term Credit Agreement) plus 5.25%.  The Second Lien Loans bear interest at the rate of LIBOR plus 9.5% per annum, with a LIBOR floor of 1.25% or Alternate Base Rate (as defined in the Second Lien Term Credit Agreement) plus 8.5%. The ABL Loans (other than initial borrowings) bear interest at the rate of LIBOR plus 2.75%-3.25% per annum or Base Rate (as defined in the ABL Credit Agreement) plus 1.75%-2.25% per annum, based on Excess Availability (as defined in the ABL Credit Agreement).  Each existing and future direct or indirect U.S. subsidiary of the Company (other than immaterial subsidiaries, unrestricted subsidiaries and certain other subsidiaries) have agreed to provide unconditional guarantees of the obligations of the Company under the Credit Agreements. Subject to certain exceptions, obligations under the First Lien Term Credit Agreement and the Second Lien Term Credit Agreement are secured by: (i) a first lien and a second lien, respectively, on all assets of the Company and the Subsidiary Guarantors, other than the ABL Collateral (as defined below), including a first and a second lien, respectively, on 100% of the stock of material domestic subsidiaries and 65% of the stock of material first-tier foreign subsidiaries (collectively the “Term Collateral”) and (ii) a second lien and a third lien, respectively, on the ABL Collateral. Obligations under the ABL Credit Agreement are secured by: (i) a first lien on cash, accounts receivable, inventory, machinery and equipment (the “ABL Collateral”) and (ii) a third lien on the Term Collateral.  The aggregate carrying value of the Term Collateral and ABL Collateral as of December 31, 2015 and 2014 was $1,873 million and $1,964 million, respectively.

The Company may voluntarily prepay the First Lien Loan.  The Company may prepay the Second Lien Loan after the second anniversary and prior to the third anniversary of the closing date.   A prepayment premium of 1% of the principal amount prepaid is required with respect to the Second Lien Loan.

As defined in each of the Term Credit Agreements, the Company is required to prepay loans with net proceeds from asset sales, recovery events or issuance of indebtedness, subject to, in the case of net proceeds received from asset sales or recovery events, reinvestment rights by the Company in assets used or usable by the business within certain time limits.  On an annual basis, starting with the fiscal year ending on December 31, 2014, the Company will prepay on June 30 of the following fiscal year loans in an amount equal to a percentage of Excess Cash Flow (“ECF”) as defined in each of the Term Credit Agreements, provided no such prepayment is required if such prepayment would cause U.S. liquidity (as defined in each of the Term Credit Agreements) to be less than $100 million.  For the years ended December 31, 2015 and 2014, ECF was a negative amount, therefore, no prepayment is required in 2016 and no prepayment was required in 2015.  Any mandatory prepayments as described above shall be reduced by any mandatory prepayments of the First Lien Loan.

Under the Term Credit Agreements, the Company is required to maintain minimum U.S. Liquidity (as defined therein) through 2014 and starting December 31, 2014, a Secured Leverage Ratio (as defined therein) not to exceed specified levels. The Secured Leverage Ratio under the Term Credit Agreements is tested at the end of each quarter based on the prior four quarters, The maximum Secured Leverage Ratio permitted under the First Lien Term Credit Agreement (which is more restrictive than the corresponding ratio permitted under the Second Lien Term Credit Agreement) declined on June 30, 2015 from 3.75:1 to 3.25:1 and further declined on December 31, 2015 from 3.25:1 to 2.75:1, with no further adjustments for the remainder of the agreement.  As of December 31, 2015, Kodak was in compliance with all covenants under the Term Credit Agreements.  Kodak’s EBITDA, as calculated under the Term Credit Agreements, exceeded the EBITDA necessary to satisfy the Secured Leverage Ratio by $33 million, excluding the Prosper Business being reflected as a discontinued operation for purposes of calculating the Secured Leverage Ratio. If the calculation of the Secured Leverage Ratio included the Prosper Business as a discontinued operation as of December 31, 2015, Kodak’s EBITDA, as calculated under the Term Credit Agreements, would have exceeded the EBITDA necessary to satisfy the covenant ratios by approximately $69 million.